Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
Columbia Disciplined Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,428		$ 9,716	$ 11,501	$ 13,891	$ 14,583	$ 17,679	$ 23,780	$ 21,725	$ 25,436	$ 31,358	$ 36,918
Columbia Disciplined Growth Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,243	12,029	14,407	15,011	18,057	24,127	21,897	25,395	31,101	36,331
Columbia Disciplined Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,330	12,268	14,844	15,625	18,977	25,606	23,459	27,509	34,012	40,128
Columbia Disciplined Growth Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,354	12,313	14,919	15,718	19,110	25,809	23,663	27,762	34,358	40,583
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		10,484	12,156	14,124	15,254	17,089	23,577	21,958	24,801	30,133	35,117
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	$ 10,000		$ 10,435	$ 12,318	$ 15,132	$ 16,770	$ 21,774	$ 29,760	$ 26,210	$ 30,747	$ 39,029	$ 48,297